PREFERRED STOCK	12 Months Ended
Dec. 31, 2015
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED STOCK

NOTE 12 – PREFERRED STOCK

The Company authorized 20,000,000 shares of preferred stock with a par value of $0.01.

At a meeting of the Board of Directors, held on November 1, 2013, the directors approved the designation of two million (2,000,000) shares of the Preferred Stock as 10% Series A Convertible Preferred Stock ("Series A Stock") and authorized the issuance of the Series A Stock. Holders of the Series A Stock shall be entitled to the payment of a 10% dividend payable in shares of the Corporation's common stock at a rate of one share of Common Stock for each ten shares of Series A Stock. Dividends shall be payable annually the tenth business day of January. Each holder of Series A Stock may convert all or part of the Series A Stock into shares of common stock on a share for share basis. Series A Stock shall rank superior to all other classes of stock upon liquidation. Each share of Series A Stock shall automatically convert to common shares five years from the date of issuance or upon change in control. On the tenth business day of January 2015 there were 160,000 shares of common stock dividends owed and due to the Series A Stockholders of record as dividends on the Series A Stock. On January 10, 2015, the Company issued 160,000 shares of common stock due Series A Stockholders. As of December 31, 2015, there were 176,493 shares of common stock dividends owed but not due until the tenth business day of January 2016 to the Series A Stockholders as dividends on the Series A Stock.

During the year ended December 31, 2014, the Company raised additional capital of $50,000 through issuance of 100,000 shares of its Series A Stock pursuant to the same private placement.

During the year ended December 31, 2015, the Company raised additional capital of $150,000 through issuance of 300,000 shares of its Series A Stock pursuant to the same private placement.  Of the 300,000 Series A shares issued, 200,000 were issued to the Company’s related founder and CEO for $100,000.  The additional 100,000 shares of the 300,000 Series A issued, were issued to a related party for $50,000.

At a meeting of the Board of Directors, held on December 23, 2013, the directors approved the designation of one million (1,000,000) shares of the Preferred Stock as 10% Series B Convertible Preferred Stock ("Series B Stock") and authorized the issuance of the Series B Stock. Holders of the Series B Stock shall be entitled to the payment of a 10% dividend payable in shares of the Corporation's common stock at a rate of one share of common stock for each ten shares of Series B Stock. Dividends shall be payable annually the tenth business day of January. Each holder of Series B Stock may convert all or part of the Series B Stock into shares of common stock on a share for share basis. Series B Stock shall rank superior to all common stock upon liquidation. Each share of Series B Stock shall automatically convert to common shares five years from the date of issuance or upon change in control. On the tenth business day of January 2015 there were 100,000 shares of common stock dividends owed and due to the Series B Stockholders of record as dividends on the Series B Stock. On January 10, 2015, the Company issued 100,000 shares of common stock due Series B Stockholders. As of December 31, 2015, there were 97,260 shares of common stock dividends owed but not due until the tenth business day of January 2016 to the Series B Stockholders as dividends on the Series B Stock.

At a meeting of the Board of Directors, held on September 22, 2014, the directors approved the designation of two million (2,000,000) shares of the Preferred Stock as 10% Series C Convertible Preferred Stock ("Series C Stock") and authorized the issuance of the Series C Stock. Holders of the Series C Stock shall be entitled to the payment of a 10% dividend payable in shares of the Corporation's common stock at a rate of one share of common stock for each ten shares of Series C Stock. Dividends shall be payable annually the tenth business day of January. Each holder of Series C Stock may convert all or part of the Series C Stock into shares of common stock on a share for share basis. Series C Stock shall rank superior to all common stock upon liquidation. Each share of Series C Stock shall automatically convert to common shares five years from the date of issuance or upon change in control. On the tenth business day of January 2015 there were 29,425 shares of common stock dividends owed and due to the Series C Stockholders of record as dividends on the Series C Stock. On January 10, 2015, the Company issued 29,425 shares of common stock due Series C Stockholders. As of December 31, 2015, there were 175,068 shares of common stock dividends owed but not due until the tenth business day of January 2016 to the Series C Stockholders as dividends on the Series C Stock.

During the year ended December 31, 2014, the Company raised capital of $900,000 through issuance of 1,800,000 shares of its Series C Stock pursuant to the same private placement. Of the 1,800,000 Series C shares issued, 800,000 were issued to the Company's related party founder for $400,000. An additional 500,000 shares of the 1,800,000 Series C shares issued, were issued to a related party for $250,000.

At a meeting of the Board of Directors, held on March 20, 2015, the directors approved the designation of two million (2,000,000) shares of the Preferred Stock as 10% Series D Convertible Preferred Stock ("Series D Stock") and authorized the issuance of the Series D Stock. Holders of the Series D Stock shall be entitled to the payment of a 10% dividend payable of preferred shares outstanding in shares of the Corporation’s common stock at a rate of one share of common stock for each ten shares of Series D Stock. Dividends shall be payable annually the tenth business day of January. Each holder of Series D Stock may convert all or part of the Series D Stock into shares of common stock on a share for share basis. Series D Stock shall rank superior to all common stock upon liquidation. Each share of Series D Stock shall automatically convert to common shares five years from the date of issuance or upon a change in control. As of December 31, 2015, there were 38,493 shares of common stock dividends owed but not due until the tenth business day of January 2016 to the Series D Stockholders as dividends on the Series D Stock.

During the year ended December 31, 2015, the Company raised additional capital of $250,000 through issuance of 500,000 shares of its Series D Stock pursuant to the same private placement.  The shares were issued to a related party.

Series A, B, C and D Stock are also subject to adjustment of the conversion terms due to future mergers, sales and stock splits, if any.